Money Market Obligations Trust
Federated Government Obligations Fund
Cash II Shares (TICKER GFYXX)
Cash Series Shares (TICKER GFSXX)
Federated Government Obligations Tax-Managed Fund
Automated Shares (TICKER GOAXX)
Federated Government Reserves Fund
Class A Shares (TICKER GRAXX)
Class B Shares (TICKER GRBXX)
Class C Shares (TICKER GRCXX)
Class F Shares (TICKER GRGXX)
Federated Trust for U.S. Treasury Obligations
Cash II Shares (TICKER TTIXX)
Cash Series Shares (TICKER TCSXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED JUNE 2, 2015 AND JULY 20, 2015
1. Please delete the final paragraph of the section entitled “What are the Main Risks of Investing in the Fund?” and replace with the following:
“You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.”
2. The following items are for Federated Government Obligations Fund only:
a. Please delete the first paragraph on the cover page and replace with the following:
“A money market mutual fund seeking to provide current income consistent with stability of principal by investing in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.”
b. Please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations.”

c. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”
3. The following items are for Federated Government Obligations Tax-Managed Fund only:
a. Please delete the first paragraph on the cover page and replace with the following:
“A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing in a portfolio of U.S. Treasury and government securities maturing in 397 days or less that pay interest exempt from state personal income tax.”
b. Please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less that pay interest exempt from state personal income tax.”
c. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.

The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”
4. The following items are for Federated Government Reserves Fund only:
a. Please delete the first paragraph on the cover page and replace with the following:
“A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.”
b. Please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.”
c. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”

5. The following item is for Federated Trust for U.S. Treasury Obligations only:
Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury investments.”
September 29, 2015
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452852 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Municipal Obligations Fund
Cash II Shares (TICKER MODXX)
Cash Series Shares (TICKER MFSXX)
Investment Shares (TICKER MOIXX)
Trust Shares (TICKER MOTXX)
Federated Prime Cash Obligations Fund
Automated Shares (TICKER PTAXX)
Cash II Shares (TICKER PCDXX)
Cash Series Shares (TICKER PTSXX)
Class R Shares (TICKER PTRXX)
Trust Shares (TICKER PTTXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED JUNE 2, 2015
1. Please add the following as the first five paragraphs of the section entitled “What are the Main Risks of Investing in the Fund?”:
“On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, money market funds that are designated as “retail” money market funds will be permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value as they do today. To qualify as a retail money market fund under these amendments, prior to October 14, 2016, a fund must adopt policies and procedures reasonably designed to limit investments in the fund to accounts beneficially owned by natural persons.
The Fund expects to operate as a retail money market fund beginning on or about October 14, 2016. At such time, only accounts beneficially owned by natural persons may be invested in the Fund. Other accounts must redeem their investment in the Fund or the Fund, pursuant to relief granted by the SEC, may redeem such accounts. The Fund will provide advance written notification of its intent to make any such involuntary redemptions, which will include more specific information about timing. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.

Further, under the SEC's amendments, prior to October 14, 2016, the Fund must adopt policies and procedures for imposing liquidity fees on redemptions or temporarily suspending redemptions (“gating”) if the Fund's weekly liquid assets fall below a certain threshold and the Board of Trustees (the “Board”) determines such actions to be in the best interest of the Fund. Among other requirements, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund. If the Fund's weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or gate redemptions for a period of not more than 10 business days.
Prior to October 14, 2016, the Board will adopt policies and procedures (a) to limit the beneficial owners of its shares to natural persons and (b) to allow the Fund to impose liquidity fees and temporarily suspend redemptions. Upon the adoption of such policies and procedures, the prospectuses and statement of additional information of the Fund will be updated to reflect those changes. The updated prospectus and statement of additional information will provide more details regarding when the Fund will treat shares as beneficially owned by natural persons and the process for imposing liquidity fees or temporarily suspending redemptions.
These determinations, actions, and anticipated timing of such actions are preliminary and remain subject to formal Board determinations and future changes. As appropriate, shareholders will be given notice of further developments.”

2. Please delete the final paragraph of the section entitled “What are the Main Risks of Investing in the Fund?” and replace with the following:
“You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.”
3. The following item is for Federated Municipal Obligations Fund only:
Please add the following as the first risk in the section entitled “What are the Main Risks of Investing in the Fund?”:
■	“Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.”
September 29, 2015

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452850 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Government Obligations Fund
Cash II Shares (TICKER GFYXX)
Cash Series Shares (TICKER GFSXX)
Federated Government Obligations Tax-Managed Fund
Automated Shares (TICKER GOAXX)
Federated Government Reserves Fund
Class A Shares (TICKER GRAXX )
Class B Shares (TICKER GRBXX)
Class C Shares (TICKER GRCXX)
Class F Shares (TICKER GRGXX)
Federated Trust for U.S. Treasury Obligations
Cash II Shares (TICKER TTIXX)
Cash Series Shares (TICKER TCSXX)

SUPPLEMENT TO PROSPECTUSES DATED JUNE 2, 2015 AND JULY 20, 2015
1. Please delete the final paragraph of the section entitled “What are the Main Risks of Investing in the Fund?” and replace with the following:
“You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.”
2. The following items are for Federated Government Obligations Fund only:
a. Please delete the first paragraph on the cover page and replace with the following:
“A money market mutual fund seeking to provide current income consistent with stability of principal by investing in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.”
b. Please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations.”
c. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”

d. Please delete the second paragraph of the section entitled “What are the Fund's Investment Strategies?” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations. The Fund may also hold cash.”
e. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Investment Strategies?” and replace with the following:
“The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”
f. Please delete the section entitled “Disclosure of Shadow Price.”
3. The following items are for Federated Government Obligations Tax-Managed Fund only:
a. Please delete the first paragraph on the cover page and replace with the following:
“A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing in a portfolio of U.S. Treasury and government securities maturing in 397 days or less that pay interest exempt from state personal income tax.”
b. Please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less that pay interest exempt from state personal income tax.”
c. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”
d. Please delete the first sentence of the second paragraph of the section entitled “What are the Fund's Investment Strategies?” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less that pay interest exempt from state personal income tax.”

e. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Investment Strategies?” and replace with the following:
“The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”
f. Please delete the final sentence of the section entitled “Temporary Investments” and replace with the following:
“The use of repurchase agreements may produce income that is not exempt from state personal income tax.”
4. The following items are for Federated Government Reserves Fund only:
a. Please delete the first paragraph on the cover page and replace with the following:
“A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.”
b. Please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.”
c. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”
d. Please delete the second paragraph of the section entitled “What are the Fund's Investment Strategies?” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund may also hold cash.”
e. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Investment Strategies?” and replace with the following:
“The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.

The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”
5. The following items are for Federated Trust for U.S. Treasury Obligations only:
a. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:
“The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury investments.”
b. Please delete the 80% names rule disclosure in the section entitled “What are the Fund's Investment Strategies?” and replace with the following:
“The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury investments.”
September 29, 2015
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452854 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Municipal Obligations Fund
Cash II Shares (TICKER MODXX)
Cash Series Shares (TICKER MFSXX)
Investment Shares (TICKER MOIXX)
Trust Shares (TICKER MOTXX)
Federated Prime Cash Obligations Fund
Automated Shares (TICKER PTAXX)
Cash II Shares (TICKER PCDXX)
Cash Series Shares (TICKER PTSXX)
Class R Shares (TICKER PTRXX)
Trust Shares (TICKER PTTXX)

SUPPLEMENT TO PROSPECTUSES DATED JUNE 2, 2015
1. Please add the following as the first five paragraphs of the section entitled “What are the Main Risks of Investing in the Fund?”:
“On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, money market funds that are designated as “retail” money market funds will be permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value as they do today. To qualify as a retail money market fund under these amendments, prior to October 14, 2016, a fund must adopt policies and procedures reasonably designed to limit investments in the fund to accounts beneficially owned by natural persons.
The Fund expects to operate as a retail money market fund beginning on or about October 14, 2016. At such time, only accounts beneficially owned by natural persons may be invested in the Fund. Other accounts must redeem their investment in the Fund or the Fund, pursuant to relief granted by the SEC, may redeem such accounts. The Fund will provide advance written notification of its intent to make any such involuntary redemptions, which will include more specific information about timing. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.
Further, under the SEC's amendments, prior to October 14, 2016, the Fund must adopt policies and procedures for imposing liquidity fees on redemptions or temporarily suspending redemptions (“gating”) if the Fund's weekly liquid assets fall below a certain threshold and the Board of Trustees (the “Board”) determines such actions to be in the best interest of the Fund. Among other requirements, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund. If the Fund's weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or gate redemptions for a period of not more than 10 business days.
Prior to October 14, 2016, the Board will adopt policies and procedures (a) to limit the beneficial owners of its shares to natural persons and (b) to allow the Fund to impose liquidity fees and temporarily suspend redemptions. Upon the adoption of such policies and procedures, the prospectuses and statement of additional information of the Fund will be updated to reflect those changes. The updated prospectus and statement of additional information will provide more details regarding when the Fund will treat shares as beneficially owned by natural persons and the process for imposing liquidity fees or temporarily suspending redemptions.
These determinations, actions, and anticipated timing of such actions are preliminary and remain subject to formal Board determinations and future changes. As appropriate, shareholders will be given notice of further developments.”
2. Please delete the final paragraph of the section entitled “What are the Main Risks of Investing in the Fund?” and replace with the following:
“You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.”

3. The following items are for Federated Municipal Obligations Fund only:
a. Please add the following as the first risk in the section entitled “What are the Main Risks of Investing in the Fund?”
■	“Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities
b. Please add the following as the first risk in the section entitled “What are the Specific Risks of Investing in the Fund?”:
“TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer's authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer's budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.”
4. For Federated Prime Cash Obligations Fund only, please delete the section entitled “Disclosure of Shadow Price.”
September 29, 2015
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452851 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Government Obligations Fund
Cash II Shares (TICKER GFYXX)
Cash Series Shares (TICKER GFSXX)
Federated Government Obligations Tax-Managed Fund
Automated Shares (TICKER GOAXX)
Federated Government Reserves Fund
Class A Shares (TICKER GRAXX )
Class B Shares (TICKER GRBXX)
Class C Shares (TICKER GRCXX)
Class F Shares (TICKER GRGXX)
Federated Trust for U.S. Treasury Obligations
Cash II Shares (TICKER TTIXX)
Cash Series Shares (TICKER TCSXX)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED JUNE 2, 2015 AND JULY 20, 2015
1. The following items are for Federated Government Obligations Fund only:
a. Please delete the first sentence of the section entitled “Securities in Which the Fund Invests” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully the U.S. Treasury and government securities.”
b. Please delete the section entitled “Non-Fundamental Names Rule Policy” and replace with the following:
“Additional Non-Fundamental Policy
The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”
2. The following items are for Federated Government Obligations Tax-Managed Fund only:
a. Please delete the first sentence of the section entitled “Securities in Which the Fund Invests” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less that pay interest exempt from state personal income tax.”
b. Please delete the last sentence of the section entitled “Temporary Investments” and replace with the following:
“The use of repurchase agreements may produce income that is not exempt from state personal income tax.”
c. Please delete the section entitled “Non-Fundamental Names Rule Policy” and replace with the following:
“Additional Non-Fundamental Policy
The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”
3. The following items are for Federated Government Reserves Fund only:
a. Please delete the first sentence of the section entitled “Securities in Which the Fund Invests” and replace with the following:
“The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully the U.S. Treasury and government securities.”
b. Please delete the section entitled “Non-Fundamental Names Rule Policy” and replace with the following:
“Additional Non-Fundamental Policy
The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities.
The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.”

4. The following items are for Federated Trust for U.S. Treasury Obligations only:
a. Please delete the section entitled “Non-Fundamental Names Rule Policy” and replace with the following:
“Non-Fundamental Names Rule Policy
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury investments.”
b. Please add the following after the section entitled “Non-Fundamental Names Rule Policy”:
“Additional Non-Fundamental Policy
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.”
September 29, 2015

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452853 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Money Market Obligations Trust
Federated Municipal Obligations Fund
Cash II Shares (TICKER MODXX)
Cash Series Shares (TICKER MFSXX)
Investment Shares (TICKER MOIXX)
Trust Shares (TICKER MOTXX)
Federated Prime Cash Obligations Fund
Automated Shares (TICKER PTAXX)
Cash II Shares (TICKER PCDXX)
Cash Series Shares (TICKER PTSXX)
Class R Shares (TICKER PTRXX)
Trust Shares (TICKER PTTXX)

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED JUNE 2, 2015
1. Please add the following as the final risk of the section entitled “Investment Risks”:
“CYBER SECURITY RISK
Like other business enterprises, the use of the Internet and other electronic media and technology exposes the Fund, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from computer viruses or other malicious software code, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund's investments to lose value. The Fund's Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.”
2. For Federated Prime Cash Obligations Fund only, please delete Appendix B and replace with the following:
“APPENDIX B
The following persons or entities requested and received uncertified and unaudited lists of the Fund's daily portfolio holdings during the calendar quarter ended June 30, 2015.
Institutional Cash Distributors LLC
PDL Biopharma Inc.
Tradition Asiel Securities Inc.
Tullett, Prebon Financial Services”
September 29, 2015

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452849 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.